CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD CAD in Millions	Total	Common shares (Note 15)	Issued capital Preferred shares (Note 15)	Issued capital Common shares (Note 15)	Contributed surplus	Retained earnings	Retained earnings Preferred shares (Note 15)	Retained earnings Common shares (Note 15)	Accumulated other comprehensive income (loss), net of taxes (Note 27)	Total shareholders' equity	Participating policyholders
Equity, beginning of year at Dec. 31, 2015			CAD 2,257	CAD 8,567	CAD 76	CAD 7,891			CAD 2,459		CAD 168
Changes in equity [abstract]
Net income (loss)	CAD 2,826					2,581					246
Share-based payments					4
Stock options exercised		CAD 47		47	(8)
Dividends on shares							CAD (96)	CAD (986)
Common shares purchased for cancellation		0		0		0
Transactions with non-controlling interests (Note 3)						(30)
Transfer to (from) within equity						0			0
Total other comprehensive income (loss) for the year	(808)								(806)	CAD (806)	(2)
Equity, end of year at Dec. 31, 2016	22,368	19,699	2,257	8,614	72	9,360			1,653	21,956	412
Changes in equity [abstract]
Net income (loss)	2,487					2,242					245
Share-based payments					3
Stock options exercised		18		18	(3)
Dividends on shares							CAD (93)	CAD (1,066)
Common shares purchased for cancellation		(50)		(50)		(125)
Transactions with non-controlling interests (Note 3)						0
Transfer to (from) within equity						(13)			13
Total other comprehensive income (loss) for the year	(568)								(561)	(561)	(7)
Equity, end of year at Dec. 31, 2017	CAD 22,971	CAD 20,064	CAD 2,257	CAD 8,582	CAD 72	CAD 10,305			CAD 1,105	CAD 22,321	CAD 650